Long-term assets - E.1.3. Movement in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	$ 7,361	$ 7,558
Additions	522	345
Amortization charge	(361)	(345)
Impairment	(1)	(6)
Disposals, net		(9)
Transfer to/from held for sale		57
Transfers	16	24
Exchange rate movements	249	(147)
Closing balance, net	7,785	7,361
Settlement provision		(7)
Impairment charges		12
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	4,059	4,098
Additions	0	0
Amortization charge	0	0
Impairment	0	0
Disposals, net		0
Transfer to/from held for sale		12
Transfers	0	0
Exchange rate movements	48	(26)
Closing balance, net	4,107	4,059
Licenses and Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,094	1,120
Additions	406	195
Amortization charge	(116)	(96)
Impairment	0	0
Disposals, net		(9)
Transfer to/from held for sale		18
Transfers	4	(7)
Exchange rate movements	171	(91)
Closing balance, net	1,558	1,094
Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	864	970
Additions	0	0
Amortization charge	(96)	(106)
Impairment	0	0
Disposals, net		0
Transfer to/from held for sale		0
Transfers	0	0
Exchange rate movements	1	0
Closing balance, net	769	864
IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	40	71
Additions	1	1
Amortization charge	(12)	(14)
Impairment	0	0
Disposals, net		0
Transfer to/from held for sale		17
Transfers	1	3
Exchange rate movements	4	(4)
Closing balance, net	33	40
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	910	920
Additions	0	0
Amortization charge	0	(1)
Impairment	0	0
Disposals, net		0
Transfer to/from held for sale		10
Transfers	0	0
Exchange rate movements	0	0
Closing balance, net	910	910
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	394	379
Additions	115	150
Amortization charge	(137)	(130)
Impairment	(1)	(6)
Disposals, net		0
Transfer to/from held for sale		2
Transfers	11	28
Exchange rate movements	26	(25)
Closing balance, net	408	394
Cost or valuation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	9,573
Closing balance, net	10,416	9,573
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	4,059
Closing balance, net	4,107	4,059
Cost or valuation | Licenses and Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,786
Closing balance, net	2,407	1,786
Cost or valuation | Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,199
Closing balance, net	1,206	1,199
Cost or valuation | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	158
Closing balance, net	178	158
Cost or valuation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,237
Closing balance, net	1,243	1,237
Cost or valuation | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,133
Closing balance, net	1,275	1,133
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(2,212)
Closing balance, net	(2,631)	(2,212)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	0
Closing balance, net	0	0
Accumulated amortization and impairment | Licenses and Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(692)
Closing balance, net	(849)	(692)
Accumulated amortization and impairment | Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(335)
Closing balance, net	(437)	(335)
Accumulated amortization and impairment | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(118)
Closing balance, net	(145)	(118)
Accumulated amortization and impairment | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(327)
Closing balance, net	(333)	(327)
Accumulated amortization and impairment | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(740)
Closing balance, net	$ (867)	$ (740)